Stock-based and Other Incentive Compensation - Stock Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Grant Date Fair Value
Granted (in dollars per share)		$ 4.83	$ 7.66	$ 6.59
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	0
Granted (in shares)	797,102
Forfeited (in shares)	(14,619)
Outstanding, ending balance (in shares)	782,483	0
Weighted Average Grant Date Fair Value
Shares outstanding, Weighted average grant price, beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	34.44
Forfeited (in dollars per share)	34.85
Shares outstanding, Weighted average grant price, ending balance (in dollars per share)	$ 34.43	$ 0
Performance share units
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	0
Granted (in shares)	383,574
Forfeited (in shares)	(1,365)
Outstanding, ending balance (in shares)	382,209	0
Weighted Average Grant Date Fair Value
Shares outstanding, Weighted average grant price, beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	34.85
Forfeited (in dollars per share)	34.85
Shares outstanding, Weighted average grant price, ending balance (in dollars per share)	34.85	$ 0
Cash-settled awards
Weighted Average Grant Date Fair Value
Shares outstanding, Weighted average grant price, beginning balance (in dollars per share)	18.77	12.29
Granted (in dollars per share)	$ 5.28
Shares outstanding, Weighted average grant price, ending balance (in dollars per share)		$ 18.77	$ 12.29